REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Revenues [Abstract]
Disclosure of detailed information about revenues [Table Text Block]

	Year Ended December 31,
	2022		2021
Gross revenue from payable metals:
Silver	$237,107	38%	$307,304	52%
Gold	389,743	62%	279,921	48%
Gross revenue	626,850	100%	587,225	100%
Less: smelting and refining costs	(2,629)		(3,108)
Revenues	$624,221		$584,117